Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Mar. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Parent Company Balance Sheets
	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
ASSETS
Current Assets
Cash	3,045,660	167,227,049	$23,569,704
Amounts due from related parties	1,039,986,896	1,145,781,243	161,491,366
Total current assets	1,043,032,556	1,313,008,292	185,061,070

Non-current assets
Long-term investments, net	158,734,357	165,416,495	23,314,517
Long-term prepaid expense	-	2,341,350	330,000
Total non-current assets	158,734,357	167,757,845	23,644,517
Total Assets	1,201,766,913	1,480,766,137	$208,705,587

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accrued expenses and other liabilities	461,105,636	887,485,236	$125,086,010
Warrants liability	8,792,389	4,548,004	641,015
Amounts due to related parties	3,415,603	3,526,595	497,054
Total current liabilities	473,313,628	895,559,835	126,224,079
Total Liabilities	473,313,628	895,559,835	126,224,079

Shareholders’ equity:
Ordinary shares, par value US$0.00002 per share; 9,950,000,000 shares authorized; 93,058,197 and 190,227,959 shares issued and outstanding as of March 31, 2023 and 2024, respectively*	12,297	26,105	3,679
Additional paid-in capital	2,656,891,036	2,950,862,914	415,907,387
Accumulated deficit	(1,874,037,965)	(2,307,502,836)	(325,229,434)
Accumulated other comprehensive loss	(54,412,083)	(58,179,881)	(8,200,124)
Total shareholders’ equity	728,453,285	585,206,302	82,481,508
Total liabilities and shareholders’ equity	1,201,766,913	1,480,766,137	$208,705,587
*	Gives retroactive effect to the business combination in March 2023.

Schedule of Parent Company Statements of Operations and Comprehensive Loss
	Years Ended March 31,
	2022	2023	2024	2024
	(RMB)	(RMB)	(RMB)	(US$)
Equity loss of subsidiaries	(75,864,722)	(138,758,136)	(379,244,652)	$(53,452,382)

Operating expenses:
Selling and marketing	-	-
General and administrative	29,178,255	7,630,726	60,553,856	8,534,722
Research and development	988,531	(887,280)	33,011	4,653
Total operating expenses	30,166,786	6,743,446	60,586,867	8,539,375

Loss from operations	(106,031,508)	(145,501,582)	(439,831,519)	(61,991,757)

Other income (expenses):
Financial expenses, net	27,107	1,119	1,907,804	268,894
Fair value changes of warrant liability	-	21,358	4,458,844	628,449
Total other expense, net	27,107	22,477	6,366,648	897,343

Net loss	(106,004,401)	(145,479,105)	(433,464,871)	(61,094,414)
Accretion to redemption value of convertible redeemable preferred shares	(130,662,326)	(137,991,697)	-	-
Net loss attributable to Lakeshore Biopharma	(236,666,727)	(283,470,802)	(433,464,871)	(61,094,414)

Net loss	(106,004,401)	(145,479,105)	(433,464,871)	(61,094,414)
Foreign currency translation gain(loss)	38,864,606	(137,500,063)	(3,767,798)	(531,050)
Total comprehensive loss	(67,139,795)	(282,979,168)	(437,232,669)	$(61,625,464)

Loss per share*:
– Basic and Diluted	(1.71)	(2.35)	(4.05)	$(0.57)
Weighted average number of ordinary shares outstanding*:
– Basic and Diluted	61,827,883	61,785,466	106,923,121	106,923,121
*	Gives retroactive effect to the business combination in March 2023.

Schedule of Parent Company Statements of Cash Flows
	Years Ended March 31,
	2022	2023	2024	2024
	(RMB)	(RMB)	(RMB)	(US$)
Net loss	(106,004,401)	(145,479,105)	(433,464,871)	$(61,094,414)
Equity loss of subsidiaries	75,864,722	138,758,136	379,244,652	53,452,382
Share-based compensation	7,764,448	3,505,001	9,789,686	1,379,801
Fair value changes of warrant liability	-	(21,358)	(4,458,844)	(628,449)
Changes in operating assets and liabilities:
Amounts due from related parties	(23,299,705)	(520,750,020)	(105,794,347)	(14,911,113)
Amounts due to related parties	(110,893)	260,208	110,992	15,644
Accrued expenses and other liabilities	(24,732,348)	48,377,785	33,181,238	4,676,707
Prepaid expense	-	-	(2,341,350)	(330,000)
Net cash used in operating activities	(70,518,177)	(475,349,353)	(123,732,844)	(17,439,442)

Cash flows from investing activities:
Payment for long-term investment	(813,776)	-	(1,523,970)	(214,795)
Net cash used in investing activities	(813,776)	-	(1,523,970)	(214,795)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	-	-	284,196,000	40,055,814
Proceeds from acquisition	-	252,457,329	-	-
Offering cost		(35,884,661)	-	-
Net cash provided by financing activities	-	216,572,668	284,196,000	40,055,814

Effect of exchange rate on cash	(6,353,461)	9,210,810	5,242,203	738,859
Net (decrease) increase in cash	(77,685,414)	(249,565,875)	164,181,389	23,140,436
Cash at the beginning of the year	330,296,949	252,611,535	3,045,660	429,268
Cash at the end of the year	252,611,535	3,045,660	167,227,049	$23,569,704

Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares	130,662,326	(137,991,697)	-	$-
Equity transaction from warrants	-	(8,870,007)	-	$-
Equity transaction from preferred shares	-	1,636,897,084	-	$-